SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Vehicle [Member]
Capital Assets Depreciaion Method	Straight line over a range of two to four years
Mining Equipment [Member]
Capital Assets Depreciaion Method	Straight line over four years
Office Equipment [Member]
Capital Assets Depreciaion Method	Straight line over four years
Furniture and Fixtures [Member]
Capital Assets Depreciaion Method	20% declining balance basis
Building [Member]
Capital Assets Depreciaion Method	Straight line over five years